Segment and Revenue by Geography and By Major Customer (Tables)	6 Months Ended
Jun. 30, 2024
Segment and Revenue by Geography and by Major Customer [Abstract]
Schedule of Evaluating Financial Performance and Allocating Resources
	Six months ended on June 30, 2024
	Audio-Video	Automotive	Consolidated
	U.S. dollars in thousands
Revenues	15,247	9,909	25,156
Gross profit	11,624	3,535	15,159
Research and development expenses	11,778	8,328	20,106
Sales and marketing expenses	3,939	4,817	8,756
General and administrative expenses	3,604	3,364	6,968
Change in earnout liability	28	-	28
Segment operating loss	(7,725)	(12,974)	(20,699)
Change in fair value of Forfeiture Shares			35
Financial expenses, net			1,774
Loss before taxes on income			(18,890)

Depreciation and Amortization expenses	507	428	935
Stock-based compensation	3,424	4,075	7,499
	Six months ended on June 30, 2023
	Audio-Video	Automotive	Consolidated
	U.S. dollars in thousands
Revenues	31,828	16,227	48,055
Gross profit	24,734	5,993	30,727
Research and development expenses	11,094	15,027	26,121
Sales and marketing expenses	4,009	5,306	9,315
General and administrative expenses	3,756	3,777	7,533
Segment operating profit (loss)	5,875	(18,117)	(12,242)
Change in fair value of Forfeiture Shares			1,529
Financial expenses, net			792
Loss before taxes on income			(9,921)

Depreciation expenses	352	441	793
Stock-based compensation	3,287	4,522	7,809

	Three months ended on June 30, 2024
	Audio-Video	Automotive	Consolidated
	U.S. dollars in thousands
Revenues	8,070	5,527	13,597
Gross profit	6,085	2,259	8,344
Research and development expenses	5,921	4,040	9,961
Sales and marketing expenses	2,066	2,302	4,368
General and administrative expenses	1,765	1,632	3,397
Change in earnout liability	28	-	28
Segment operating (loss)	(3,695)	(5,715)	(9,410)
Change in fair value of Forfeiture Shares			10
Financial expenses, net			540
Loss before taxes on income			(8,860)

Depreciation and Amortization expenses	279	200	479
Stock-based compensation	1,703	2,032	3,735
	Three months ended on June 30, 2023
	Audio-Video	Automotive	Consolidated
	U.S. dollars in thousands
Revenues	15,469	8,706	24,175
Gross profit	11,644	3,290	14,934
Research and development expenses	4822	7,339	12,161
Sales and marketing expenses	1,892	2,363	4,255
General and administrative expenses	1,857	1,844	3,701
Segment operating profit (loss)	3,072	(8,255)	(5,183)
Change in fair value of Forfeiture Shares			22
Financial expenses, net			601
Loss before taxes on income			(4,560)

Depreciation expenses	173	241	414
Stock-based compensation	1,678	2,309	3,987

Schedule of Revenue by Geography, Based on the Customers	The following table shows revenue by geography, based on the customers’ “bill to” location:
	Six months ended June 30		Three months ended June 30
	2024	2023	2024	2023
	U.S. dollars in thousands

Israel	431	1,266	178	543
China	3,507	4,755	1,987	2,332
United States	4,462	3,441	3,013	1,981
Portugal	3,098	67	1,207	67
Hungary	6,129	13,013	4,082	6,955
Japan	2,036	4,605	837	2,248
Germany	1,427	5,637	598	2,989
Taiwan	483	4,992	209	1,748
Other	3,583	10,279	1,486	5,312
	25,156	48,055	13,597	24,175

Schedule of Supplemental Data - Major Customers	The following tables summarize the significant customers’ (including distributors) accounts receivable and revenues as a percentage of total accounts receivable and total revenues, respectively:
	June 30, 2024	December 31, 2023
Accounts Receivable	% of Account Receivable
Customer A	28%	19%
Customer B	19%	3%
Customer C	15%	11%
Customer D	4%	11%
Customer E	6%	10%
	Six months ended June 30,		Three months ended June 30,
	2024	2023	2024	2023
Revenues	% of Revenues		% of Revenues
Customer A	14%	19%	24%	21%
Customer B	12%	0%	8%	0%
Customer C	10%	11%	11%	11%
Customer D	10%	3%	9%	3%
Customer E	7%	7%	9%	6%
Customer F	10%	6%	5%	6%

Schedule of Long-Lived Assets by Geography
	June 30, 2024	December 31, 2023
	U.S. dollars in thousands
Domestic (Israel)	8,240	4,419
China	142	176
USA	784	139
Other	277	422
	9,443	5,156